LEASES (Schedule of Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
2023	$ 938
2024	835
2025	454
2026	246
2027 and after	0
Total lease payments	2,473
Less imputed interest	(34)
Total	$ 2,439	$ 3,158